Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of Breakdown of Office buildings, land, equipment and facilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 464,316	¥ 419,047
Operating lease ROU assets	¥ 170,993	¥ 175,422
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Office buildings, land, equipment and facilities	Office buildings, land, equipment and facilities
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 38,752	¥ 39,118
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	56,802	60,025
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	71,981	31,895
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	117,780	104,609
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 8,008	¥ 7,978